Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net earnings	$ 817.9	$ 1,614.9
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	(661.2)	461.7
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	(49.1)	110.1
Items that may be subsequently reclassified to net earnings	(486.9)	465.5
Items that will not be subsequently reclassified to net earnings
Share of net gains (losses) on defined benefit plans of associates	(44.0)	5.2
Net gains (losses) on defined benefit plans	10.2	(31.8)
Items that will not be subsequently reclassified to net earnings	(33.8)	(26.6)
Other comprehensive income (loss), net of income taxes	(520.7)	438.9
Comprehensive income	297.2	2,053.8
Attributable to:
Shareholders of Fairfax	65.5	2,024.4
Non-controlling interests	231.7	29.4
Comprehensive income	297.2	2,053.8
Income tax on items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation gains (losses) on foreign operations	2.9	10.4
Share of other comprehensive income (loss) of associates, excluding net gains (losses) on defined benefit plans	4.6	(25.9)
Income tax on items that may be subsequently reclassified to net earnings	7.5	(15.5)
Income tax on items that will not be subsequently reclassified to net earnings
Share of net gains (losses) on defined benefit plans of associates	5.6	(7.4)
Net gains (losses) on defined benefit plans	(2.0)	2.3
Income tax on items that will not be subsequently reclassified to net earnings	3.6	(5.1)
Total income tax (expense) recovery	11.1	(20.6)
Canada
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	166.3	(106.3)
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ 57.1	$ 0.0